Consolidated Statements of Stockholders' Equity - USD ($) shares in Thousands, $ in Thousands	Total	[1]	Common Stock	Additional Paid-in Capital	Treasury Stock	Retained Earnings	Accumulated Other Comprehensive Income
Balance, shares at Dec. 31, 2014			28,776		(10,946)
Beginning Balance at Dec. 31, 2014	$ 224,504		$ 29	$ 259,007	$ (199,998)	$ 165,288	$ 178
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock in connection with exercise of common stock options and release of vested restricted stock units, net of cash used to net settle equity awards, shares			395		(80)
Issuance of common stock in connection with exercise of common stock options and release of vested restricted stock units, net of cash used to net settle equity awards	662		$ 0	662
Stock-based compensation expense	7,030			7,030
Foreign currency translation adjustment, net of taxes	18	[2]					18
Net income	3,964	[2],[3]				3,964
Balance, shares at Dec. 31, 2015			29,171		(11,026)
Ending Balance at Dec. 31, 2015	236,178		$ 29	266,699	$ (199,998)	169,252	196
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock in connection with exercise of common stock options and release of vested restricted stock units, net of cash used to net settle equity awards, shares			321		(110)
Issuance of common stock in connection with exercise of common stock options and release of vested restricted stock units, net of cash used to net settle equity awards	(1,187)		$ 0	(1,187)
Stock-based compensation expense	7,266			7,266
Foreign currency translation adjustment, net of taxes	(23)	[2]					(23)
Net income	304	[2],[3]				304
Balance, shares at Dec. 31, 2016			29,492		(11,136)
Ending Balance at Dec. 31, 2016	252,280	[4]	$ 29	272,778	$ (199,998)	179,298	173
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative effect of adoption of ASU 2016-09 | Accounting Standards Update 2016-09 [Member]	9,742					9,742
Issuance of common stock in connection with exercise of common stock options and release of vested restricted stock units, net of cash used to net settle equity awards, shares			388		(102)
Issuance of common stock in connection with exercise of common stock options and release of vested restricted stock units, net of cash used to net settle equity awards	(765)		$ 1	(766)
Stock-based compensation expense	9,694			9,694
Foreign currency translation adjustment, net of taxes	29	[2]					29
Net income	25,426	[2],[3]				25,426
Balance, shares at Dec. 31, 2017			29,880		(11,238)
Ending Balance at Dec. 31, 2017	$ 286,664	[4]	$ 30	$ 281,706	$ (199,998)	$ 204,724	$ 202

[1]	As adjusted for the adoption of ASC 606 using the full retrospective method
[2]	As adjusted for the adoption of ASC 606 using the full retrospective method
[3]	As adjusted for the adoption of ASC 606 using the full retrospective method
[4]	As adjusted for the adoption of ASC 606 using the full retrospective method